Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Unsecured Indebtedness to Financial Institutions | Euro Denominated Borrowing
Debt Instrument [Line Items]
Interest rates per annum		7.50%
Debt instrument, maturity date (fiscal year ending)		Mar. 31, 2018
Minimum | Unsecured Corporate Bonds | Japanese Yen Denominated Borrowing
Debt Instrument [Line Items]
Interest rates per annum	0.20%	0.20%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2018	Mar. 31, 2018
Minimum | Unsecured Indebtedness to Financial Institutions | Japanese Yen Denominated Borrowing
Debt Instrument [Line Items]
Interest rates per annum	0.90%	0.90%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2016	Mar. 31, 2015
Maximum | Unsecured Corporate Bonds | Japanese Yen Denominated Borrowing
Debt Instrument [Line Items]
Interest rates per annum	2.00%	2.00%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2024	Mar. 31, 2024
Maximum | Unsecured Indebtedness to Financial Institutions | Japanese Yen Denominated Borrowing
Debt Instrument [Line Items]
Interest rates per annum	1.20%	1.20%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2018	Mar. 31, 2018